Bank Loans and Notes Payable - Summary of Interest Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[1],[2]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings	$ 6,434				$ 6,760	$ 6,377
Capitalized interest					(5)	(10)
Finance charges for employee benefits	382				373	317
Derivative instruments	2,300				2,649	4,339
Finance operating charges	243				48	69
Finance charges payable for leases	4,774
Total	$ 14,133	[1]	$ 749		$ 9,825	$ 11,092	[3]

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1